Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Commitments and Obligations

The following table presents these commitments and obligations as of December 31, 2014:

		By Period
	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
	(In thousands)
Purchase obligations	$85,060	$83,170	$1,890	$—	$—
Guarantees	174,126	174,126	—	—	—
Letters of credit	22,077	19,794	277	1,783	223

	$281,263	$277,090	$2,167	$1,783	$223

Estimated Future Minimum Rental Payments Under Operating Leases

The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2014, in thousands:

Year ending December 31,
2015	$75,629
2016	66,315
2017	61,138
2018	48,292
2019	24,211
2020 and thereafter	24,421

$300,006